Schedule I (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 245,512
Fair Value	216,979
Amount at which shown in the Balance Sheet	220,415
Fixed maturity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	185,043
Fair Value	160,562
Amount at which shown in the Balance Sheet	160,562
U.S. government and government sponsored entities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,405
Fair Value	1,198
Amount at which shown in the Balance Sheet	1,198
Obligations of states, municipalities and political subdivisions
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	6,845
Fair Value	5,963
Amount at which shown in the Balance Sheet	5,963
Non-U.S. governments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,273
Fair Value	4,414
Amount at which shown in the Balance Sheet	4,414
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	20,187
Fair Value	16,611
Amount at which shown in the Balance Sheet	16,611
All other corporate debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	106,103
Fair Value	90,303
Amount at which shown in the Balance Sheet	90,303
ABS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	45,230
Fair Value	42,073
Amount at which shown in the Balance Sheet	42,073
Total common stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	66
Fair Value	66
Amount at which shown in the Balance Sheet	66
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	0
Fair Value	0
Amount at which shown in the Balance Sheet	0
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2
Fair Value	2
Amount at which shown in the Balance Sheet	2
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	64
Fair Value	64
Amount at which shown in the Balance Sheet	64
Total equity securities and mutual funds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	170
Fair Value	170
Amount at which shown in the Balance Sheet	170
Preferred stock
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	27
Fair Value	27
Amount at which shown in the Balance Sheet	27
Money market funds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	77
Fair Value	77
Amount at which shown in the Balance Sheet	77
Total mortgage and other loans receivable
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	45,166
Fair Value	41,130
Amount at which shown in the Balance Sheet	45,166
Commercial Mortgages
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	32,993
Fair Value	29,998
Amount at which shown in the Balance Sheet	32,993
Residential Mortgages
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,856
Fair Value	4,950
Amount at which shown in the Balance Sheet	5,856
Life Insurance Policy Loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,750
Fair Value	1,752
Amount at which shown in the Balance Sheet	1,750
Commercial Loans, Other Loans And Notes Receivable
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,567
Fair Value	4,430
Amount at which shown in the Balance Sheet	4,567
Allowance for credit losses
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	600
Fair Value	0
Amount at which shown in the Balance Sheet	600
Total mortgage and other loans receivable, net of allowance
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	44,566
Fair Value	41,130
Amount at which shown in the Balance Sheet	44,566
Other Invested Assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	11,034
Fair Value	10,418
Amount at which shown in the Balance Sheet	10,418
Other Invested Assets | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	6
Short-term Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,400
Fair Value	4,400
Amount at which shown in the Balance Sheet	4,400
Derivative
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	299
Fair Value	299
Amount at which shown in the Balance Sheet	299
RMBS
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	43
Fair Value	39
Derivative Assets | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	265
Derivative liabilities, net | Total derivatives with related parties
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amount at which shown in the Balance Sheet	$ 97